Fair Value (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Time to expiration (in years)		7 years	7 years
Risk-free interest rate		1.65%	0.06%
Dividend yield
Face value	$ 1,809,000	$ 10,911,000
Convertible Notes [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock price		$ 3.25
Expected volatility		85.00%
Time to expiration (in years)		1 year 10 months 2 days
Risk-free interest rate		4.46%
Dividend yield
Face value		$ 10,000,000
Fixed conversion rate		$ 15.00
Roll-forward discount rate		5.11%
Convertible Notes [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock price	$ 0.53	$ 3.25
Expected volatility	95.00%	85.00%
Time to expiration (in years)	1 year 4 months 2 days	1 year 10 months 2 days
Risk-free interest rate	5.22%	4.46%
Dividend yield
Face value	$ 10,000,000	$ 10,000,000
Fixed conversion rate	$ 0.64	$ 15.00
Roll-forward discount rate	5.64%	5.11%
Convertible Notes [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock price	$ 0.53
Expected volatility	95.00%
Time to expiration (in years)	1 year 6 months 3 days
Risk-free interest rate	5.13%
Dividend yield
Face value	$ 10,000,000
Fixed conversion rate	$ 0.73
Roll-forward discount rate	19.50%
Common Stock Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price		$ 15.00
Stock price		$ 3.25
Expected volatility		85.00%
Time to expiration (in years)		4 years 10 months 2 days
Risk-free interest rate		4.01%
Dividend yield
Common Stock Warrants [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.59	$ 15.00
Stock price	$ 0.53	$ 3.25
Expected volatility	95.00%	85.00%
Time to expiration (in years)	4 years 4 months 2 days	1 year 10 months 2 days
Risk-free interest rate	4.13%	4.46%
Dividend yield
Common Stock Warrants [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.68
Stock price	$ 0.53
Expected volatility	95.00%
Time to expiration (in years)	4 years 6 months 3 days
Risk-free interest rate	4.13%
Dividend yield